Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments And Contingencies [Abstract]
Summary Of Movements In Prepayments On Flight Equipment

	Year ended December 31,
	2014	2013
Prepayments on flight equipment and capitalized interest at beginning of period	$223,815	$53,594
Prepayments made during the period	320,396	205,865
ILFC Transaction	3,176,322	-
Interest capitalized during the period	80,328	7,455
Prepayments and capitalized interest applied to the purchase of flight equipment	(314,347)	(43,099)
Prepayments on flight equipment and capitalized interest at end of period	$3,486,514	$223,815

Contractual Commitments For Prepayment And Purchase Of Flight Equipment
		2015	2016	2017	2018	2019	Thereafter	Total
Capital expenditures	(a)	$2,772,193	$3,457,023	$4,343,948	$4,531,870	$2,749,924	$3,892,854	$21,747,812
Pre-delivery payments		452,792	642,927	651,919	430,571	279,804	119,266	2,577,279
		$3,224,985	$4,099,950	$4,995,867	$4,962,441	$3,029,728	$4,012,120	$24,325,091

(a)	Includes 351 forward orders, 29 sales-leaseback transactions, and commitments to purchase 17 new spare engines. Excludes purchase options.

Schedule Of Commitments For Minimum Rentals Under Non-cancelable Leases

2015	$15,989
2016	8,948
2017	8,966
2018	7,273
2019	5,356
Thereafter	27,827
$74,359